UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	08/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
August 31, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)		Value ($)

California--91.6%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000		3,539,970
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000		3,592,470
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000		4,010,360
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA, Inc.)	5.13	10/1/16	2,000,000		2,070,860
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/13	4,500,000		4,852,575
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/14	5,500,000		5,923,830
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000		10,460,500
California,
GO	5.25	2/1/12	90,000	a	98,424
California,
GO	5.25	2/1/30	25,610,000		25,864,051
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000		3,169,342
California,
GO (Various Purpose)	5.50	4/1/28	20,000		20,611
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000		8,532,730
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000	a	11,300,100
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	10,000,000		10,524,300
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	225,000	a	247,585
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/11	5,000	a	5,502

California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,270,000		1,378,483
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000		7,877,625
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	10,000,000		10,463,000
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	6/30/23	135,000		152,086
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000		201,419
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000		52,068,500
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		888,627
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000		1,014,890
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	4,475,000		4,479,654
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000	a	32,613,131
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000	a	10,065,724
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000		2,038,040
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000		8,321,274
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
MBIA, Inc.)	5.35	7/15/09	240,000	a	250,135
California Health Facilities
Financing Authority, Revenue

(Sutter Health) (Insured;
MBIA, Inc.)	5.35	8/15/28	2,290,000		2,324,327
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	18,000,000		18,144,000
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000		22,056,147
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000		1,018,470
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,770,000		2,792,188
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,252,930
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	22,110,000		19,532,416
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Company)	5.90	6/1/14	11,000,000	b,c	12,270,665
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; MBIA, Inc.)	5.90	6/1/14	48,330,000	b,c	53,912,840
California Public Works Board,
LR (Department of Corrections,
California State Prison - Kern
County at Delano II)	5.50	6/1/13	3,000,000		3,296,160
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA, Inc.)	6.50	9/1/17	13,000,000		15,169,700
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000		1,746,360
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/20	1,275,000		1,312,689
California Public Works Board,
LR (University of California

Research Projects) (Insured;
MBIA, Inc.)	5.25	11/1/28	10,005,000		10,171,583
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000		5,483,600
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000	a	3,973,970
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000	a	2,838,550
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000	a	5,960,955
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	5,010,000		5,164,709
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,130,850
California State University
Trustees, Systemwide Revenue
(Insured; MBIA, Inc.)	5.00	11/1/26	10,485,000		10,673,940
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000	a	3,030,144
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,220,000	a	1,326,982
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		18,622,600
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,880,000		7,401,526
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000		10,229,100
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000		7,834,872
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000		8,539,470
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000		13,599,765

California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000		5,642,495
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000		14,188,160
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000		2,455,560
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000		15,703,142
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000		16,923,721
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000		14,513,766
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000		4,456,440
Capistrano Unified School
District, Community Facilities
District Number 98-2, Special
Tax Revenue (Insured; FGIC)	5.00	9/1/19	3,545,000		3,594,524
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000	a	5,826,810
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000		2,183,626
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA, Inc.)	5.50	10/1/13	1,000,000		1,095,730
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	d	3,695,900
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/10	5,000,000	a	5,330,800
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of

Central California Obligated
Group)	6.00	2/1/10	1,000,000	a	1,066,160
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/11	18,500,000	a	20,222,350
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	d	1,479,600
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000	d	2,676,100
Chino Valley Unified School
District, GO (Insured; MBIA,
Inc.)	5.25	8/1/30	10,000,000		10,179,500
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	d	12,107,080
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		13,447,951
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/09	2,260,000	a	2,379,351
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	320,000		315,776
Cucamonga County Water District,
COP (Water Shares Purpose)
(Insured; FGIC)	5.25	9/1/25	5,555,000		5,649,157
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000		13,390,920
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000		13,759,706
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000		4,240,654
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000		1,257,810
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured; MBIA,
Inc.)	5.25	9/1/17	10,000,000		10,324,500
Fontana Public Financing

Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000		13,972,776
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		10,889,649
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000		2,136,860
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,696,733
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.25	1/15/12	4,550,000		4,698,375
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.13	1/15/19	2,000,000		2,024,780
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000	a	3,618,314
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000	a	4,256,840
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	11,295,000	a	12,020,252
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000		1,016,460
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,533,950
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000	e	1,477,894
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000	a	17,082,687
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000		29,069,686
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000	d	2,370,200
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000	d	2,350,300
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000	d	2,331,250
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000	d	1,324,023
Imperial Redevelopment Agency,

Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/08	2,000,000	a	2,013,760
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000	a	10,319,490
Lincoln, Community Facilities
District Number 2003-1 Special
Tax Bonds (Lincoln Crossing
Project)	5.65	9/1/13	1,125,000	a	1,284,143
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/28	9,000,000		8,608,050
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/08	500,000	a	502,175
Los Angeles,
Wastewater System Revenue
(Insured; MBIA, Inc.)	4.75	6/1/35	18,975,000		18,170,081
Los Angeles Community College
District, GO (Insured; MBIA,
Inc.)	5.50	8/1/11	1,845,000	a	2,015,939
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/10	1,450,000	a	1,543,873
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	10,000,000		10,114,900
Los Angeles Department of Water
and Power, Water System
Revenue (Insured: AMBAC)	5.00	7/1/32	5,000,000		5,045,900
Los Angeles Unified School
District, GO (Insured; AMBAC)	5.00	7/1/26	10,250,000		10,489,543
Los Angeles Unified School
District, GO (Insured; MBIA,
Inc.)	5.75	7/1/15	3,000,000		3,428,790
Los Angeles Unified School
District, GO (Insured; MBIA,
Inc.)	5.75	7/1/17	8,385,000		9,660,191
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA, Inc.)	6.50	3/15/09	3,370,000		3,443,331
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	d	2,191,155
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000		1,462,242
Mount Diablo Unified School
District, GO (Insured; MBIA,
Inc.)	5.00	6/1/27	4,670,000		4,771,666
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000	d	2,532,519
Natomas Unified School District,

GO (Insured; FSA)	5.00	8/1/31	13,470,000		13,666,123
Natomas Unified School District,
GO (Insured; MBIA, Inc.)	5.95	9/1/21	2,500,000		2,776,500
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000	a	833,581
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000	a	489,503
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA, Inc.)	6.30	7/1/18	26,400,000		31,031,352
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000		17,395,752
Orange County Community Facilities
District (Ladera Ranch)
Special Tax Number 03-1	5.25	8/15/19	1,100,000		1,093,191
Orange County Community Facilities
District (Ladera Ranch)
Special Tax Number 03-1	5.30	8/15/20	1,450,000		1,436,675
Orange County Community Facilities
District (Ladera Ranch)
Special Tax Number 04-1	4.88	8/15/21	2,355,000		2,212,523
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000	a	3,260,970
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000		3,186,040
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000		5,871,660
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	2,000,000		2,127,600
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000		1,029,790
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,092,460
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.00	8/1/28	8,965,000		9,247,756
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA, Inc.)	5.38	9/1/25	7,485,000		7,754,385
Rancho Mirage Joint Powers
Financing Authority, Revenue

(Eisenhower Medical Center)	5.63	7/1/14	10,430,000	a	11,906,992
Riverside,
Electric Revenue (Insured; FSA)	5.00	10/1/33	10,500,000		10,649,100
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000		1,317,980
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.40	12/1/09	1,220,000		1,238,312
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000		2,908,521
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000		10,966,789
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA, Inc.)	6.50	9/1/13	6,930,000		7,647,116
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000		6,309,800
San Diego,
Water Utility Fund Net System
Revenue (Insured; FGIC)	4.75	8/1/28	19,970,000		19,590,969
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,000,000	a	3,113,310
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000	a	4,005,352
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,110,097
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000		4,582,199
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000		1,614,606
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000		3,049,297
San Francisco City and County
Airport Commission, San

Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000		1,015,210
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000		4,045,080
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	17,195,000		17,757,792
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	d	242,449
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	d	218,360
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0.00	1/15/32	48,295,000	d	11,746,310
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000		12,876,888
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000	a	1,982,185
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000		1,991,157
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Insured; AMBAC)	5.00	4/1/32	7,715,000		7,795,159
Santa Rosa,
Wastewater Revenue (Insured;
FSA)	5.25	9/1/24	5,110,000		5,428,711
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000		2,811,963
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000		6,754,995
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000		16,037,800
Tobacco Securitization Authority
of Southern California,

Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,245,000		2,019,916
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000		461,650
University of California,
Multi Purpose Revenue
(Insured; MBIA, Inc.)	5.25	9/1/08	31,475,000	a	31,795,730
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000		15,206,175
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000		10,894,800
Ventura County Community College
District, GO (Insured; MBIA,
Inc.)	5.50	8/1/23	4,250,000		4,531,478
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000		6,760,200
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000		12,601,101
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	d	542,300
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital)	5.75	6/1/12	10,090,000	a	11,363,560
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000		3,006,390
U.S. Related--7.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000	a	1,057,000
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000	a	3,171,000
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		2,002,400
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000	a	2,145,100
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000		3,456,720
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;

MBIA, Inc.)	5.50	7/1/13	4,750,000		5,088,628
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000	a	2,154,060
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000		10,379,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000		40,415,310
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000		10,575,156
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000		1,575,825
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000		9,744,700
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000		3,804,041
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,115,000		1,143,968
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000		2,005,100
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000		1,010,800
Total Long-Term Municipal Investments
(cost $1,392,650,285)					1,413,546,040
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)		Value ($)

California--2.1%
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of
America)	2.25	9/1/08	11,700,000	f	11,700,000
California Health Facilities
Financing Authority, HR
(Adventist Health System/West)
(Insured; MBIA, Inc. and
Liquidity Facility; California
State Teachers Retirement
System)	3.75	9/1/08	2,400,000	f	2,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	2.25	9/1/08	1,600,000	f	1,600,000

Irvine Ranch Water District,
COP, Refunding (Irvine Ranch
Water District Water Service
Corporation) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	2.40	9/1/08	2,000,000	f	2,000,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Citibank NA)	2.40	9/1/08	4,000,000	f	4,000,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	2.40	9/1/08	1,200,000	f	1,200,000
San Francisco City and County
Finance Corporation, LR
(Moscone Center Expansion
Project) (Insured; AMBAC and
Liquidity Facility: JPMorgan
Chase Bank and State Street
Bank and Trust Co.)	7.00	9/7/08	7,395,000	f	7,395,000
U.S. Related--.2%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc. and
Liquidity Facility; Bank of
America)	4.00	9/7/08	2,500,000	b,f	2,500,000
Total Short-Term Municipal Investments
(cost $32,795,000)					32,795,000
Total Investments (cost $1,425,445,285)			100.9%		1,446,341,040
Liabilities, Less Cash and Receivables			(.9%)		(12,915,364)
Net Assets			100.0%		1,433,425,676

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $68,683,505 or 4.8% of net assets.
c	Collateral for floating rate borrowings.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,425,445,285. Net unrealized appreciation on investments was $20,895,755 of which $47,640,239 related to appreciated investment securities and $26,744,484 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment In Lieu Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	1,446,341,040		0

Level 3 - Significant Unobservable Inputs	0		0

Total	1,446,341,040		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940. (EX-99.CERT)